Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2022
Non-controlling interest.
Subsidiaries included in consolidated financial results

	Year	Ownership
Name	incorporated	interest
Greenbrook TMS Tampa LLC	2020	80%

Consolidated amounts for subsidiaries

	December 31,	December 31,	December 31,
	2022	2021	2020
Cash	$580,056	$1,885,606	$2,258,199
Accounts receivable, net	4,389,076	6,374,010	6,326,473
Prepaid expenses and other	483,082	345,239	273,295
Property, plant and equipment	1,085,006	1,013,161	926,243
Right-of-use assets	9,124,023	9,939,726	9,445,773
Account payable and accrued liabilities	1,666,756	993,848	1,184,246
Lease liabilities	10,008,346	10,588,519	9,822,224
Loans payable	15,262,520	12,431,803	9,998,536
Shareholder's equity (deficit) attributable to the shareholders of Greenbrook TMS	(9,023,100)	(3,718,322)	(1,382,465)
Shareholder's equity (deficit) attributable to non-controlling interest	(1,240,632)	(542,367)	(433,937)
Distributions paid to non-controlling interest	(1,838,380)	(1,518,130)	(1,010,130)
Partnership buyout	(496,659)	—	—
Subsidiary investment by non-controlling interest	—	270,885	45,716
Historical subsidiary investment by non-controlling interest	1,322,392	1,051,507	1,005,791

The following table summarizes the aggregate financial information for the above-noted entities for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	December 31,	December 31,	December 31
	2022	2021	2020
Revenue	$23,126,027	$25,429,479	$20,119,714
Net (loss) income attributable to the shareholders of Greenbrook TMS	(3,934,970)	(2,019,797)	(3,128,682)
Net (loss) income attributable to non-controlling interest	(698,265)	(108,430)	(739,181)